UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2918

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Thomas P. Dupree, Sr.

DUPREE MUTUAL FUNDS 125 South Mill Street, Vine Center, Suite 100 Lexington

KY 40507

(Name and address of agent for service)

Registrants telephone number, including area code: (859) 254 7741

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Item 1.	Schedule of Investments.

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
75.88% of Net Assets
AL Drinking Water Finance Authority Revolving Fund Loan	4.750%	08/15/2027	NR	$75,000	$75,811
AL Housing Finance Authority Single Family Mortgage Revenue	5.375	10/01/2033	Aaa	195,000	202,743
AL Private College & Universities Facilities Authority Revenue	4.750	09/01/2026	AA+*	500,000	507,140
AL State Board Education Bishop State Community College	4.600	01/01/2021	A1	100,000	101,898
AL State Board of Education Revenue Calhoun Community	5.000	05/01/2022	A1	450,000	475,578
AL State University Revenue General Tuition & Fee – Series A	5.000	01/01/2019	A2/A*	50,000	50,919
AL State University Revenue General Tuition & Fee	5.000	08/01/2026	A2/A*	150,000	157,200
AL State University Revenue General Tuition & Fee	5.250	09/01/2034	Aa3/AA+*	75,000	80,517
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	NR	50,000	50,300
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2022	NR	170,000	170,911
AL Water Pollution Control Authority Revolving Fund Loan	5.000	08/15/2026	NR	130,000	129,722
Albertville AL Warrants	5.000	02/01/2035	AA+*	110,000	117,794
Anniston AL Public Building Authority	5.000	03/01/2032	Aa3/AA-*	400,000	425,952
Auburn AL Capital Improvement School Warrants	5.000	08/01/2030	Aa2/AA+*	260,000	272,350
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2032	Aa2/AA+*	45,000	47,131
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2027	Aa2/AA+*	300,000	324,066
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2033	Aa2/AA+*	420,000	442,399
Auburn University AL General Fee Revenue – Series A	5.000	06/01/2038	Aa2/AA+*	600,000	632,622
Baldwin County AL Water and Sewer Series A General Obligation	5.000	01/01/2025	Aa1/AA+*	295,000	316,916
Bessemer AL Public Educational Building Authority Revenue	5.000	07/01/2030	AA+*	250,000	269,443
Chatom AL Industrial Board Gulf Opportunity Zone	5.000	08/01/2037	Aa3/AA+*/A-@	150,000	158,774
Choctaw County AL Revenue School Warrants	4.700	03/01/2017	NR	200,000	189,884
Cullman AL Utility Board Water Revenue	4.750	09/01/2037	Aa3/AA+*	400,000	412,903
Cullman County AL Water Revenue	5.000	05/01/2021	Baa1/A+*	125,000	133,261
Daphne AL Warrants	5.000	04/01/2023	Aa2/AA*	250,000	268,730
Elmore County AL Limited Obligation School Warrants	5.000	02/01/2022	Aa3/AA+*	190,000	203,532
Elmore County AL Public Education Cooperative	5.000	08/01/2032	Aa3	50,000	51,139
Enterprise AL Water General Obligation	5.000	10/01/2019	NR	55,000	58,087
Enterprise AL Water General Obligation	5.000	10/01/2023	NR	450,000	468,819
Gadsden AL Warrants – Series B	4.600	08/01/2022	NR	100,000	103,036
Huntsville AL Health Care Authority – Series A	5.000	06/01/2024	A1/BBB*	100,000	102,825
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2027	Aa1/AA+*	375,000	400,031
Huntsville AL Public Building Authority Lease Revenue	5.000	10/01/2033	Aa1/AA+*	175,000	181,990
Huntsville AL Water Systems Revenue	5.000	11/01/2033	Aa1/AAA*	300,000	319,173
Jacksonville AL State University Revenue Tuition and Fee	5.125	12/01/2033	AA+*	450,000	472,388
Lee County AL School Warrants Limited Obligation	5.000	02/01/2021	Aa2	75,000	77,657
Limestone County AL Water & Sewer Authority Water Revenue	5.000	12/01/2029	A+*	275,000	280,995
Linden AL Warrants	5.250	06/01/2023	NR	25,000	25,236
Lowndes County AL Warrants	5.250	02/01/2037	Aa3/AA+*	250,000	259,895
Madison County AL Board of Education Capital Outlay Tax	4.950	09/01/2025	Aa3/AA+*	100,000	109,031
Madison County AL Board of Education Capital Outlay Tax	5.100	09/01/2028	Aa3/AA+*	285,000	307,708
Madison County AL Board of Education Capital Outlay Tax	5.125	09/01/2034	Aa3/AA+*	505,000	532,159
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	Ba2	35,000	35,152
Mobile AL Public Education Building Authority	5.000	03/01/2033	Aa3/AA+*/AA-@	200,000	209,832
Montgomery AL Waterworks & Sanitation Sewer Board Revenue	5.000	03/01/2025	Aa2/AAA*	250,000	265,293
Montgomery County AL Warrants	5.000	03/01/2028	Aa1/AA*	175,000	188,388
Montgomery County AL Public Building Authority Revenue	5.000	03/01/2031	Aa2/AA-*	175,000	181,946
Morgan County AL Water and Sewer General Obligation Warrants	5.000	04/01/2028	Aa3	100,000	102,550
Morgan County AL Warrants	5.000	04/01/2029	Aa3	25,000	25,560
Muscle Shoals AL Refunded Warrants	4.600	08/01/2024	Aa3	250,000	257,760
North Marshall AL Utilities Board Water Revenue	5.100	10/01/2030	AA+*	375,000	400,210
Opelika AL Water Board Revenue	5.000	06/01/2037	Aa3/AA+*	250,000	267,083
Oxford AL Warrants – Series A	5.000	10/01/2036	Aa2	50,000	51,538
Phenix City AL Schools Warrants – Series B	5.000	08/01/2024	A+*	200,000	215,588
Phenix City AL Water & Sewer Revenue	5.000	08/15/2034	Aa3/AA+*/AA-@	40,000	42,483
St Clair County AL Board Education School Tax Warrants	4.400	02/01/2022	Aa3/AA+*	50,000	51,381
Shelby County AL Board of Education Special Tax School Warrants	5.000	02/01/2025	Aa3/A+*	300,000	314,985
Talladega County AL Industrial Development Revenue	4.700	01/01/2022	Baa3	100,000	95,216
Tallassee AL Water Gas & Sewer Warrants	5.125	05/01/2036	Aa3/AA+*	75,000	80,011
Troy AL Public Educational Building Authority Educational	5.250	12/01/2036	Aa3/AA+*	225,000	239,114
Trussville AL Warrants	4.800	10/01/2021	Aa2	85,000	87,435
Tuscaloosa AL Warrants	5.000	01/01/2030	Aa1/AA+*	150,000	155,915
Tuscaloosa AL Public Education Building Authority Student	6.375	07/01/2028	AA+*	250,000	287,683
Tuscaloosa AL Public Education Building Authority Student	6.750	07/01/2033	AA+*	475,000	546,136

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
University of AL General Revenue – Series A	5.000%	07/01/2032	Aa2/AA-*/AA+@	$500,000	$522,954
University of AL General Revenue – Series A	5.000	07/01/2034	Aa2/AA-*/AA+@	350,000	358,831
University of AL General Revenue – Series A	5.000	07/01/2028	Aa2/AA-*/AA+@	325,000	342,514
University South AL University Revenues Refunding Tuition	5.000	12/01/2029	Aa1/AA+*	105,000	110,556
University of Southern AL University Revenues Facilities	5.000	08/01/2029	Aa1/AA+*	550,000	587,328

					15,992,107
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
6.95% of Net Assets
AL State Public School & College Authority Captial Improvement	5.000	12/01/2024	Aa1/AA*	250,000	278,108
AL State Public School & College Authority Capital	5.000	12/01/2025	Aa1/AA*	640,000	704,755
AL State Public Schools & College Authority Refinancing	5.000	05/01/2024	Aa1/AA*/AA+@	125,000	141,392
Auburn University AL General Fee Revenue	5.000	06/01/2022	Aa2/AA-*	50,000	56,843
Auburn University General Fee Revenue – Series A	5.000	06/01/2036	Aa2/AA-*	150,000	162,926
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Ba2	120,000	121,220

					1,465,244
GENERAL OBLIGATION BONDS
6.33% of Net Assets
AL State – Series A	4.625	09/01/2022	Aa1/AA*	100,000	103,639
Mobile AL Refunding Warrants – Series A	5.000	02/15/2027	Aa2/AA-*	335,000	364,675
Montgomery AL Warrants – Series A	5.000	02/01/2030	Aa2/AA+*	300,000	326,394
Montgomery AL Warrants – Series C General Obligation Unlimited	5.000	01/01/2023	Aa2/AA+*/AAA@	80,000	87,747
Sumter County AL Limited Obligation School Warrants	5.100	02/01/2034	A*	100,000	103,077
Tuscaloosa AL Warrants – Series A	5.000	10/15/2034	Aa1/AA+*	175,000	186,933
Tuscaloosa AL Warrants – Series A	5.125	01/01/2039	Aa1/AA+*	150,000	161,010

					1,333,475
MUNICIPAL UTILITY REVENUE BONDS
4.91% of Net Assets
Jasper AL Water Works and Sewer Board Utility Revenue	5.000	06/01/2030	A+*	455,000	482,892
Muscle Shoals AL Utilities Board Water & Sewer Revenue	5.750	12/01/2033	AA-*	430,000	476,474
Opelika AL Water Board Revenue	5.250	06/01/2036	Aa3/A+*	70,000	75,185

					1,034,551
LEASE REVENUE BONDS
1.90% of Net Assets
AL Incentives Financing Authority Special Obligation	5.000	09/01/2029	AA+*	125,000	133,496
University of Alabama General Revenue – Series A	5.000	07/01/2034	Aa2/AA-*	250,000	267,090

					400,586
ESCROWED TO MATURITY BONDS
1.57% of Net Assets
West Morgan – East Lawrence Water Authority AL Water Revenue	5.000	08/15/2025	Aa3/AA+*	300,000	331,794

					331,794
PUBLIC FACILITIES REVENUE BONDS
.51% of Net Assets
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,022
Sumter County AL Limited Obligation School Warrants	5.200	02/01/2039	A*	95,000	97,674

					107,696
INDUSTRIAL REVENUE BONDS
.48% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	A+*	75,000	75,272
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	A+*	25,000	25,029

					100,301
Total Investments (cost $20,047,627) (See (a) below for further explanation) 98.53% of Net Assets					$20,765,754

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$763,145
Unrealized depreciation	(45,018)

Net unrealized appreciation	$718,127

DUPREE MUTUAL FUNDS - ALABAMA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Alabama Municipal Bonds — 100%

September 30, 2011

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	20,765,754
Level 3	Significant Unobservable Inputs	—

$20,765,754

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
59.76% of Net Assets
Ballard County KY School District Finance Corporation	5.000%	06/01/2020	Aa3	$1,240,000	$1,337,873
Barren County KY School District Finance Corporation	4.750	08/01/2022	Aa3	3,085,000	3,246,068
Boone County KY Pollution Control Revenue – Dayton Power	4.700	01/01/2028	Aa3/A*	6,195,000	6,256,083
Boone County KY School District Finance Corporation	5.000	05/01/2023	Aa3	4,070,000	4,323,154
Boone County KY School District Finance Corporation	5.000	05/01/2024	Aa3	4,265,000	4,520,388
Boyle County KY College Improvement – Centre College – A	4.750	06/01/2032	A3/AA+*	5,330,000	5,497,895
Bullitt County KY School District Finance Corporation	4.750	07/01/2022	Aa3	2,440,000	2,557,828
Bullitt County KY School District Finance Corporation	4.500	10/01/2024	Aa3	2,720,000	2,812,562
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2025	Aa2/AA*	2,395,000	2,632,081
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2026	Aa2/AA*	4,175,000	4,564,987
Campbell & Kenton Counties Sanitary Sewer	5.000	08/01/2027	Aa2/AA*	4,385,000	4,758,207
Campbell & Kenton Counties Sanitary District No. 1	5.000	08/01/2037	Aa2/AA*	5,500,000	5,786,330
Campbell County KY School District Finance Corporation	4.500	08/01/2023	Aa3	980,000	1,033,028
Carter County KY Detention Center	5.125	05/01/2029	Aa3	960,000	970,109
Eastern Kentucky University Consolidated Educational Building	5.000	05/01/2021	A1/A*	1,580,000	1,680,741
Fayette County KY School District Finance Corporation	4.500	03/01/2022	Aa2/AA+*	4,100,000	4,206,026
Fayette County KY School District Finance Corporation	5.000	04/01/2024	Aa2/AA+*	6,985,000	7,439,025
Fayette County KY School District Finance Corporation	5.000	04/01/2025	Aa2/AA+*	7,340,000	7,784,437
Franklin County School Building Revenue	4.750	05/01/2027	Aa3	3,570,000	3,750,107
Greater KY Housing Assistance Corporation – Chenowith Woods	6.100	01/01/2024	Baa1/BBB	440,000	440,383
Greater KY Housing Assistance Corporation – Northside Apartments	6.200	02/01/2025	AA+*	3,320,000	3,324,349
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aa2	1,095,000	1,118,707
Hardin County School District Finance Corporation	4.750	06/01/2027	Aa3	1,250,000	1,319,775
Jefferson County KY Health Facilities – Jewish Hospital	5.650	01/01/2017	Baa1/A-*	3,450,000	3,457,763
Jefferson County KY Health Facilities – Jewish Hospital	5.700	01/01/2021	Baa1/A-*	4,520,000	4,524,927
Jefferson County KY Health Facilities University Medical Center	5.500	07/01/2017	Baa1/BBB	8,675,000	8,682,027
Jefferson County KY School District Finance Corporation	4.750	12/01/2026	Aa2/AA+*	3,770,000	3,978,142
Jefferson County KY School District Finance Corporation	4.500	07/01/2023	Aa2/AA+*	2,500,000	2,642,125
Jefferson County KY School District Finance Corporation	4.625	07/01/2025	Aa2/AA+*	7,545,000	7,903,237
Jefferson County KY School District Finance Corporation	5.000	07/01/2026	Aa2/AA+*	5,025,000	5,356,650
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2017	Baa1/BBB	1,410,000	1,414,004
Jefferson County School District Finance Corporation	4.750	06/01/2027	Aa2/AA-*	3,000,000	3,154,890
Kenton County KY School District Finance Corporation	5.000	06/01/2021	Aa3	4,055,000	4,368,452
Kenton County KY School District Finance Corporation	5.000	06/01/2023	Aa3	4,465,000	4,739,464
Kenton County KY School District Finance Corporation	5.000	06/01/2024	Aa3	4,665,000	4,957,962
KY Asset Liability Commission General Fund	5.000	05/01/2020	Aa3/A+*/	2,000,000	2,159,720
KY Asset Liability Commission Project Notes	5.000	05/01/2023	Aa3/A+*/	5,600,000	5,997,600
KY Asset Liability Commission General Fund	5.000	05/01/2024	Aa3/A+*/	5,880,000	6,256,261
KY Asset Liability Commission	5.000	05/01/2025	Aa3/A+*/	1,000,000	1,059,800
KY Asset Liability Commission Federal Highway	5.250	09/01/2019	Aa2/AA*/	1,765,000	2,134,291
Ky Asset Liability Commission University of Kentucky	5.000	10/01/2024	Aa2/AA-*	5,445,000	5,982,639
KY Asset Liability Commission University of Kentucky Project Note	5.000	10/01/2026	Aa2/AA-*	6,090,000	6,618,490
KY Asset Liability Commission University of Kentucky Project Note	5.000	10/01/2023	Aa2/AA-*	8,075,000	8,900,911
KY Asset Liability Commission University of Kentucky Project Note	5.000	10/01/2024	Aa2/AA-*	7,405,000	8,144,537
KY Asset Liability Commission University of Kentucky Project Note	5.000	10/01/2025	Aa2/AA-*	3,700,000	4,054,645
KY Economic Development Finance Authority – Christian Care	5.375	11/20/2035	AA+*	1,905,000	1,975,085
Kentucky Economic Development Authority – Louisville Arena	5.750	12/01/2028	Aa3/AA+*	1,625,000	1,750,499
KY Economic Development Authority – Louisville Arena	6.000	12/01/2033	Aa3/AA+*	1,000,000	1,070,060
KY Housing Corporation	4.400	01/01/2017	Aaa/AAA*	1,000,000	1,026,790
KY Housing Corporation	4.750	07/01/2017	Aaa/AAA*	1,335,000	1,336,001
KY Housing Corporation	5.200	01/01/2031	Aaa/AAA*	1,000,000	1,000,630
KY Housing Corporation	4.650	07/01/2023	Aaa/AAA*	3,595,000	3,627,643
KY Housing Corporation Country Place Apartments	4.750	04/20/2031	AA+*	935,000	950,091
KY Housing Corporation	5.750	07/01/2039	Aaa/AAA*	855,000	895,655
Ky State Property & Building #93	5.250	02/01/2025	Aa3/AA+*	7,250,000	8,009,945
KY State Property & Building #93	4.875	02/01/2028	Aa3/AA+*	500,000	526,575
KY State Property & Building #93	5.250	02/01/2028	Aa3/AA+*	7,500,000	8,155,125
KY State Property & Building #93	5.000	02/01/2029	Aa3/AA+*	500,000	528,880
KY State Property & Building #93	5.250	02/01/2029	Aa3/AA+*	16,940,000	18,206,943
KY State Property & Building #76	5.500	08/01/2021	Aa3/A+*/	1,400,000	1,692,166
KY State Property & Building #73	5.000	11/01/2021	Aa3/AA+*	1,000,000	1,036,660
KY State Property & Building #87	5.000	03/01/2019	Aa3/A+*/	3,000,000	3,374,610
KY State Property & Building #83	5.000	10/01/2017	Aa3/A+*/	5,000,000	5,866,100
KY State Property & Building #83	5.000	10/01/2018	Aa3/A+*/	17,750,000	20,845,777
KY State Property & Building #83	5.250	10/01/2020	Aa3/A+*/	24,220,000	28,743,569
KY State Property & Building #73	5.000	11/01/2019	Aa3/AA+*	1,360,000	1,414,971
KY State Property & Building #73	5.000	11/01/2020	Aa3/AA+*	3,255,000	3,378,657
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/	10,000,000	11,691,100
KY State Property & Building #84	5.000	08/01/2021	Aa3/A+*/	310,000	361,882
KY State Property & Building #84	5.000	08/01/2022	Aa3/A+*/	17,500,000	20,347,075
KY State Property & Building #87	5.000	03/01/2022	Aa3/A+*/	1,665,000	1,822,526
KY State Property & Building #87	5.000	03/01/2023	Aa3/A+*/	5,175,000	5,634,953

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
KY State Property & Building #87	5.000%	03/01/2025	Aa3/A+*/	$14,835,000	$15,863,807
KY State Property & Building #87	5.000	03/01/2026	Aa3/A+*/	8,230,000	8,784,044
KY State Property & Building #87	5.000	03/01/2027	Aa3/A+*/	10,290,000	10,920,365
KY State Property & Building #88	4.750	11/01/2027	Aa3/A+*/	5,800,000	6,067,786
KY State Property & Building #89	5.000	11/01/2025	Aa3/AA+*	5,000,000	5,424,450
KY State Property & Building #89	5.000	11/01/2026	Aa3/AA+*	13,390,000	14,465,887
KY State Property & Building #89	5.000	11/01/2027	Aa3/AA+*	4,900,000	5,243,245
KY State Property & Building #80	5.250	05/01/2018	Aa3/A+*/	2,940,000	3,482,959
KY State Property & Building #80	5.250	05/01/2020	Aa3/A+*/	1,000,000	1,179,120
KY State Property & Building #81	5.000	11/01/2018	A1/A+*/A	1,720,000	1,844,613
KY State Property & Building #81	5.000	11/01/2019	A1/A+*/A	2,385,000	2,553,715
KY State Property & Building #81	5.000	11/01/2020	A1/A+*/A	3,560,000	3,799,730
KY State Property & Building #81	5.000	11/01/2022	A1/A+*/A	3,930,000	4,165,486
KY State Turnpike Economic Development	5.000	07/01/2022	Aa2/AA+*	1,625,000	1,782,430
KY State Turnpike Economic Development	5.000	07/01/2023	Aa2/AA+*	4,325,000	4,739,119
KY State Turnpike Economic Development	5.000	07/01/2024	Aa2/AA+*	3,770,000	4,091,355
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*	2,000,000	2,149,700
KY State Turnpike Economic Development	5.000	07/01/2026	Aa2/AA+*	4,720,000	5,152,494
Laurel County KY School District Finance Corporation	4.625	08/01/2026	Aa3	3,150,000	3,303,405
Laurel County KY School District Finance Corporation	4.750	06/01/2026	Aa3	1,000,000	1,062,670
Letcher County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,755,000	1,865,214
Letcher County KY School District Finance Corporation	5.000	06/01/2024	Aa3	1,930,000	2,022,158
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA-*	3,270,000	3,521,071
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA-*	3,230,000	3,465,047
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2032	Aa3/AA-*	4,590,000	4,779,887
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA-*	2,000,000	2,086,180
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2036	Aa3/AA-*	1,330,000	1,346,040
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2038	Aa3/AA-*	12,500,000	13,173,500
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA-*	7,000,000	7,666,960
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2022	Aa3/AA+*	2,855,000	3,131,992
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2023	Aa3/AA+*	2,990,000	3,276,801
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2024	Aa3/AA+*	3,135,000	3,403,795
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA+*	3,285,000	3,564,258
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2026	Aa3/AA+*	14,000,000	15,114,540
Louisville & Jefferson County KY Metropolitan Sewer	5.000	05/15/2025	Aa3/AA+*	5,185,000	5,705,521
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2023	Aa3/AA+*	2,340,000	2,416,728
Louisville & Jefferson County KY Visitors & Convention Center	4.500	12/01/2024	Aa3/AA+*	2,250,000	2,315,070
Louisville & Jefferson County KY Visitors & Convention Center	4.600	12/01/2025	Aa3/AA+*	1,490,000	1,532,242
Louisville & Jefferson County KY Student Housing	5.000	06/01/2025	NR	2,030,000	2,112,601
Marshall County KY School District Finance Corporation	5.000	06/01/2022	Aa3	1,400,000	1,490,916
Nelson County KY School District Finance Corporation	4.500	04/01/2021	Aa3	1,130,000	1,162,272
Nelson County KY School District Finance Corporation	4.500	04/01/2023	Aa3	2,505,000	2,566,096
Northern KY Water District	4.750	02/01/2019	Aa3	1,000,000	1,010,660
Northern KY Water District	5.000	02/01/2020	Aa3	3,080,000	3,115,944
Northern KY Water District	5.000	02/01/2021	Aa3	2,635,000	2,663,590
Northern KY Water District	4.125	02/01/2021	Aa3	1,380,000	1,403,032
Northern KY Water District	4.500	02/01/2022	Aa3	1,385,000	1,429,583
Northern KY Water District	6.500	02/01/2033	Aa3	1,585,000	1,807,645
Northern KY Water District	6.000	02/01/2028	Aa3	1,010,000	1,134,200
Northern KY Water District	6.000	02/01/2031	Aa3	1,000,000	1,108,440
Owensboro Water Revenue	5.000	09/15/2025	Aa3	545,000	596,851
Pike County KY Mortgage Revenue – Phelps Regional Health	5.350	09/20/2012	NR	20,000	20,025
Shelby County KY School District Finance Corporation	5.000	05/01/2022	Aa3	1,815,000	1,920,415
Spencer County KY School District Finance Corporation	5.000	07/01/2023	Aa3	1,000,000	1,061,950
Taylor County Detention Facility	4.750	09/01/2027	Aa3	2,110,000	2,178,069

					556,364,321
LEASE REVENUE BONDS
10.62% of Net Assets
Bracken County Public Property	5.000	08/01/2029	Aa3	840,000	922,757
Danville KY Multi-City Lease Campbellsville Water & Sewer	3.500	07/01/2012	A1	415,000	418,619
Davies County KY School District Finance Corporation	5.000	06/01/2021	Aa3	1,155,000	1,222,013
Fayette County School District Finance Corporation	5.000	06/01/2031	Aa2/AA*	3,705,000	4,080,650
Franklin County Public Properties Justice Center	5.000	04/01/2029	Aa3	2,630,000	2,816,888
Hardin County School District Finance Corporation	5.000	05/01/2030	Aa3	450,000	482,558
Hardin County School District Finance Corporation	5.000	05/01/2031	Aa3	470,000	500,165
Kenton County School District Finance Corporation	5.000	02/01/2029	Aa3	3,270,000	3,532,058
KY Area Development Districts Financing Lease – Ewing	4.700	06/01/2024	NR	2,625,000	2,672,539
KY Asset Liability Project	5.000	09/01/2021	Aa2/AA*/	1,570,000	1,857,232
Kentucky Asset Liability Highway Trust	5.000	09/01/2022	Aa2/AA*/	3,500,000	4,112,990
KY Association of Counties	5.000	02/01/2030	A+*	625,000	662,506
KY Association of Counties	5.000	02/01/2032	A+*	1,000,000	1,047,950
KY Association of Counties	5.000	02/01/2035	A+*	995,000	1,037,506
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2027	Aaa/AAA*	2,500,000	2,854,350
KY Infrastructure Authority Wastewater & Drinking Water	5.000	02/01/2028	Aaa/AAA*	2,000,000	2,261,500

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
KY Infrastructure Authority – Series A	5.000%	06/01/2019	Aa2/A+*/	$1,000,000	$1,001,150
KY State Property & Building #100	5.000	08/01/2029	Aa3/A+*/	2,500,000	2,690,975
KY State Property & Building #100	5.000	08/01/2030	Aa3/A+*/	7,980,000	8,509,473
KY State Property & Building #100	5.000	08/01/2031	Aa3/A+*/	5,100,000	5,400,338
KY State Property & Building #88	5.000	11/01/2024	Aa3/A+*/	1,355,000	1,469,361
KY State Property & Building #90	5.375	11/01/2023	Aa3/A+*/	1,200,000	1,359,396
KY State Property & Building #90	5.500	11/01/2028	Aa3/A+*/	24,470,000	26,999,953
KY State Property & Building #96	5.000	11/01/2029	Aa3/A+*/	5,000,000	5,310,400
KY State Property & Building #98	5.000	08/01/2021	Aa3/A+*/	2,505,000	2,887,038
KY State Property & Building #91	5.750	04/01/2029	A1/A+*/A	210,000	231,491
Lexington-Fayette Urban County Government Public Facilities	5.000	06/01/2033	Aa3/A+*/	5,000,000	5,170,150
Montgomery County KY School District Finance Corporation	4.375	04/01/2023	Aa3	3,105,000	3,161,294
Pendleton County KY Multi-County Lease Revenue	6.400	03/01/2019	A*	3,000,000	3,691,800
Shelby County KY School District Finance Corporation	5.000	02/01/2028	Aa3	500,000	542,070

					98,907,170
MUNICIPAL UTILITY REVENUE BONDS
5.41% of Net Assets
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	AA-*	1,060,000	1,082,027
KY Rural Water Finance Corporation	5.125	02/01/2035	AA-*	525,000	563,026
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2021	Aa3/AA-*	2,865,000	3,338,212
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2023	Aa3/AA-*	2,500,000	2,860,025
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2034	Aa3/AA-*	23,380,000	25,068,036
Louisville & Jefferson County Waterworks	5.000	11/15/2027	Aaa/AAA*	2,000,000	2,179,700
Louisville & Jefferson County KY Waterworks & Water System	5.000	11/15/2031	Aaa/AAA*	10,695,000	11,430,922
Northern KY Water District	5.000	02/01/2033	Aa3	3,580,000	3,824,765

					50,346,713
TURNPIKES AND TOLL ROAD BONDS
4.59% of Net Assets
KY State Turnpike Economic Development Road Revenue	5.000	07/01/2020	Aa2/AA+*	1,000,000	1,163,180
KY State Turnpike Economic Development	5.000	07/01/2025	Aa2/AA+*	2,925,000	3,223,642
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*	9,530,000	10,388,462
KY State Turnpike Economic Development	5.000	07/01/2028	Aa2/AA+*	2,460,000	2,666,222
KY Turnpike Authority Economic Development	5.000	07/01/2026	Aa2/AA+*	4,440,000	4,923,516
KY State Turnpike Economic Development	5.000	07/01/2027	Aa2/AA+*	1,550,000	1,707,682
KY Turnpike Authority Economic Development	5.000	07/01/2029	Aa2/AA+*	10,035,000	10,913,765
KY State Turnpike Economic Development	5.000	07/01/2029	Aa2/AA+*	5,165,000	5,714,711
KY State Turnpike Economic Development	5.000	07/01/2030	Aa2/AA+*	1,845,000	2,025,478

					42,726,658
PREREFUNDED BONDS
4.53% of Net Assets
Bowling Green KY General Obligation	4.600	06/01/2018	Aa2	1,290,000	1,325,462
KY State Property & Building #85	5.000	08/01/2020	Aa2/AA+*	5,760,000	6,705,331
KY State Property & Building #85	5.000	08/01/2022	Aa2/AA+*	8,200,000	9,545,784
KY State Property & Building #85	5.000	08/01/2024	Aa2/AA+*	8,300,000	9,662,196
KY State Property & Building #85	5.000	08/01/2025	Aa2/AA+*	2,500,000	2,910,300
Knox County General Obligation	5.625	06/01/2036	NR	2,490,000	2,973,732
Louisville & Jefferson County KY Metropolitan Sewer	4.750	05/15/2028	Aa3/AA-*	670,000	673,685
Louisville & Jefferson County KY Metropolitian Sewer	5.000	05/15/2032	Aa3/AA-*	4,000,000	4,063,640
Louisville KY General Obligation – Series A	5.000	10/01/2020	Aa1/AA+*	4,165,000	4,352,217

					42,212,347
ESCROWED TO MATURITY BONDS
4.13% of Net Assets
Danville KY Multi-City Lease Revenue – Hopkinsville	6.875	06/01/2012	A2	335,000	344,849
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2017	BBB*	3,980,000	4,230,422
Jefferson County KY Health Facilities – Alliant Health	5.125	10/01/2018	BBB*	32,000,000	33,870,400

					38,445,671
STATE AND LOCAL MORTGAGE REVENUE BONDS
3.93% of Net Assets
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	7,380,000	7,498,448
KY Housing Corporation	4.950	01/01/2033	Aaa/AAA*	5,065,000	5,096,707
KY Housing Corporation	4.750	07/01/2032	Aaa/AAA*	1,265,000	1,276,613
KY Housing Corporation – Series E	4.875	07/01/2023	Aaa/AAA*	1,535,000	1,606,823
KY Housing Corporation	4.750	07/01/2035	Aaa/AAA*	4,140,000	4,184,753
KY Housing Corporation – Series E	5.375	07/01/2033	Aaa/AAA*	4,175,000	4,321,209
Kentucky Housing Corporation	5.450	07/01/2038	Aaa/AAA*	3,790,000	3,909,006
KY Housing Corporation	4.900	07/01/2028	Aaa/AAA*	2,000,000	2,047,140
KY Housing Corporation	4.850	07/01/2029	Aaa/AAA*	3,200,000	3,294,368
KY Housing Corporation	5.150	07/01/2039	Aaa/AAA*	2,680,000	2,768,145
KY Housing Corporation	4.625	07/01/2033	Aaa/AAA*	575,000	580,658

					36,583,870
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.44% of Net Assets
KY Development Finance Authority – Kings Daughters	5.000	02/01/2030	A1/A+*/A	4,000,000	4,081,720
KY Development Finance Authority – Baptist Heathcare System	5.375	08/15/2024	Aa3/AA-@	1,205,000	1,322,643

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
KY Development Finance Authority – Baptist Healthcare	5.625%	08/15/2027	Aa3/AA-@	$4,855,000	$5,231,117
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa2/AA*/	2,500,000	2,544,750
KY Development Finance Authority – Catholic Health	5.000	05/01/2029	Aa2/AA*/	2,410,000	2,497,579
KY Development Finance Authority – St. Elizabeth	5.125	05/01/2029	AA-*/AA-	2,750,000	2,888,160
KY Development Finance Authority – St. Elizabeth	5.375	05/01/2034	AA-*/AA-	2,560,000	2,687,386
KY Development Finance Authority – Catholic Health	5.125	10/01/2021	A1/AA-*/	1,000,000	1,010,040
Louisville & Jefferson Metropolitan Health – St Mary’s	6.125	02/01/2037	Baa1/A-*	1,300,000	1,330,303
Louisville & Jefferson Metropolitan Government Health	5.000	10/01/2026	A-*/A-@	595,000	589,550
Louisville & Jefferson Co Health System – Norton	5.000	10/01/2030	A-*/A-@	2,000,000	1,971,060
Louisville & Jefferson County Metropolitan Health – Norton	5.250	10/01/2036	A-*/A-@	3,460,000	3,445,676
Pike County KY Mortgage Revenue – Phelps Regional Health	5.650	09/20/2027	NR	2,435,000	2,436,291

					32,036,275
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.23% of Net Assets
Berea KY Educational Facilities Revenue	4.125	06/01/2022	Aaa	2,190,000	2,244,137
KY Housing Corporation	5.000	07/01/2033	Aaa/AAA*	2,405,000	2,443,240
Louisville & Jefferson County – Papa Johns Stadium	4.750	03/01/2028	Aa2/AA-*	3,250,000	3,448,998
University of Louisville	5.000	09/01/2030	Aa2/AA-*	440,000	484,044
University of Louisville	5.000	09/01/2031	Aa2/AA-*	2,580,000	2,804,872

					11,425,291
PUBLIC FACILITIES REVENUE BONDS
1.05% of Net Assets
Boone County KY Public Property Corporation – AOC Judicial	5.000	09/01/2019	Aa3	1,000,000	1,040,090
Boone County KY Public Property Corporation – Judicial Facility	5.125	09/01/2022	Aa3	1,750,000	1,825,933
Louisville & Jefferson County KY Parking Authority	5.000	12/01/2022	Aa2/AA*	625,000	717,381
Louisville & Jefferson County Metropolitan Parking	5.750	12/01/2034	Aa2/AA*	2,750,000	3,076,288
Wolfe County Public Property	5.000	04/01/2030	Aa3	2,855,000	3,145,524

					9,805,216
GENERAL OBLIGATION BONDS
.13% of Net Assets
KY Bond Corporation Finance Program	5.500	02/01/2031	A+*	1,115,000	1,186,906

					1,186,906

Total Investments (cost $875,872,659) (See (a) below for further explanation) 98.82% of Net Assets					$920,040,438

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$45,188,232
Unrealized depreciation	(1,020,453)

Net unrealized appreciation	$44,167,779

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	920,040,438
Level 3	Significant Unobservable Inputs	—

$920,040,438

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
75.17% of Net Assets
Boone County School District Finance Corporation	4.000%	08/01/2018	Aa3	$145,000	$156,377
Bourbon County Public Project	3.800	02/01/2019	Aa3	260,000	280,285
Bowling Green General Obligation – Series A	4.000	06/01/2016	Aa2	375,000	400,961
Boyle County Centre College	5.000	06/01/2018	Aa3/AA+*	200,000	229,804
Boyle County College – Center College	5.000	06/01/2020	Aa3/AA+*	150,000	167,600
Breathitt County School District Finance Corporation	3.875	07/01/2017	Aa3	280,000	304,278
Bullitt County KY School District Finance Corporation	4.000	10/01/2014	Aa3	150,000	163,652
Christian County School District Finance Corporation	4.000	08/01/2019	Aa3	720,000	759,787
Clay County School District Finance Corporation	3.750	06/01/2017	Aa3	210,000	224,087
Corbin KY Independent School District	4.000	02/01/2018	Aa3	300,000	329,577
Fayette County KY School District Finance Corporation	4.000	06/01/2019	Aa2/AA+*	140,000	151,144
Hardin County School District Finance Corporation	4.000	02/01/2019	Aa3	1,475,000	1,550,181
Jefferson County School District Finance Corporation	5.250	01/01/2017	Aa2/AA+*	200,000	235,858
Jefferson County School District School Building Revenue	4.250	07/01/2017	Aa2/AA+*	175,000	194,948
Jessamine County KY School District	4.100	01/01/2018	Aa3	100,000	106,872
Kenton County KY School District Finance Corporation	5.000	06/01/2016	Aa3	250,000	273,290
KY Asset Liability Commission	5.000	05/01/2016	Aa3/A+*/AA-@	1,000,000	1,118,759
KY Asset Liability Project Notes	5.000	09/01/2016	Aa2/AA*/AA-@	2,000,000	2,252,400
KY Asset Liability Project Notes	5.000	09/01/2015	Aa2/AA*/AA-@	275,000	316,143
KY Asset Liability Project Notes	4.500	09/01/2016	Aa2/AA*/AA-@	175,000	201,149
KY Asset Liability Project Notes	5.000	09/01/2017	Aa2/AA*/AA-@	1,500,000	1,774,815
KY Asset Liability Projects – Federal Highway	4.200	09/01/2018	Aa2/AA*/AA-@	1,500,000	1,684,215
KY Asset Liability	4.300	09/01/2019	Aa2/AA*/AA-@	1,400,000	1,554,924
KY Asset Liability Commission University of Kentucky Project	5.000	10/01/2019	Aa2/AA-*	320,000	367,987
KY Asset Liability – University of Kentucky	4.000	10/01/2019	Aa2/AA-*	100,000	107,941
KY Asset Liability University of Kentucky Project Notes	5.000	10/01/2016	Aa2/AA-*	1,250,000	1,434,037
KY Asset Liability Project Notes	4.400	10/01/2019	Aa2/AA-*	1,750,000	1,912,190
Ky Asset Liability University of Kentucky Project Notes	4.450	10/01/2020	Aa2/AA-*	500,000	543,880
KY Economic Development Finance Authority – Norton Health	6.000	10/01/2018	Baa1/BBB*	560,000	593,421
KY Rural Water Finance Corporation	3.625	02/01/2016	Baa1/AA-*	350,000	363,892
KY Rural Water Finance Corporation	4.000	02/01/2014	Baa1/AA-*	300,000	314,748
KY State Property & Building #84	5.000	08/01/2019	Aa3/A+*/AA-@	1,000,000	1,169,110
KY State Property & Building #87	5.000	03/01/2017	Aa3/A+*/AA-@	850,000	983,646
KY State Property & Building #87	5.000	03/01/2020	Aa3/A+*/AA-@	4,000,000	4,452,280
KY State Property & Building #82	5.250	10/01/2013	Aa3/AA+*/AA-@	500,000	546,005
KY State Property & Building #82	5.250	10/01/2015	Aa3/AA+*/AA-@	2,525,000	2,914,910
KY State Property & Building #82	5.250	10/01/2017	Aa3/AA+*/AA-@	1,260,000	1,492,886
KY State Property & Building #85	5.000	08/01/2016	Aa3/AA+*/AA-@	835,000	940,202
KY State Property & Building #88	5.000	11/01/2014	Aa3/A+*/AA-@	1,000,000	1,118,000
KY State Property & Building #88	5.000	11/01/2015	Aa3/A+*/AA-@	955,000	1,096,388
KY State Property & Building #76	5.500	08/01/2018	Aa3/A+*/AA-@	1,415,000	1,700,858
KY State Property & Building #83	5.000	10/01/2016	Aa3/A+*/AA-@	775,000	897,559
KY State Property & Building #83	5.000	10/01/2019	Aa3/A+*/AA-@	1,750,000	2,051,683
KY State Property & Building #89	5.000	11/01/2014	Aa3/AA+*/AA-@	2,000,000	2,248,340
KY State Property & Building #89	5.000	11/01/2015	Aa3/AA+*/AA-@	2,230,000	2,558,234
KY State Turnpike Authority Economic Development	5.000	07/01/2019	AA2/AA+*/AA-@	2,250,000	2,514,397
KY State Turnpike Authority Economic Development	5.000	07/01/2017	Aa2/AA+*/AA-@	2,570,000	2,964,469
Lexington-Fayette Urban County Government Public Facilities	4.000	10/01/2018	Aa3	1,540,000	1,659,257
Lexington Fayette Urban County Government Public Property	4.000	05/01/2017	Aa2/AA*	180,000	201,485
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2018	Aa3/AA-*/AA-@	1,220,000	1,386,091
Louisville & Jefferson Metropolitan Sewer	5.000	05/15/2016	Aa3/AA+*/AA-@	500,000	566,240
Louisville & Jefferson County Metropolitian Sewer	5.000	05/15/2016	Aa3/AA-*	100,000	115,871
Madison County KY School District Finance Corporation	3.600	02/01/2017	Aa3	300,000	318,504
Oldham County School Building Corporation	4.375	06/01/2018	Aa3	2,570,000	2,886,753
Paducah Electric Plant	3.000	10/01/2014	Aa3/A-@	750,000	797,475
Warren County KY School District Finance Corporation	4.000	02/01/2015	Aa3	785,000	853,154
Warren County KY School District Finance Corporation	4.000	02/01/2016	Aa3	1,330,000	1,462,003
Western KY University	3.000	09/01/2014	Aa3/AA+*	1,000,000	1,053,250
Western KY University	4.000	09/01/2017	Aa3/AA+*	2,145,000	2,380,800

					63,399,052

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
LEASE REVENUE BONDS
12.36% of Net Assets
Bullitt County KY School District Finance Corporation	4.100%	10/01/2018	Aa3	$165,000	$174,851
Gallatin County School District Finance Corporation	4.000	05/01/2016	Aa3	175,000	193,907
Grant County School District Finance Corporation	3.750	06/01/2017	Aa3	190,000	209,853
Hazard KY Independent School District Finance Corporation	3.850	09/01/2017	Aa3	200,000	215,998
KY Association of Counties	4.250	02/01/2017	A+*	500,000	551,855
KY Association of Counties Finance	4.000	02/01/2018	A+*	115,000	125,399
KY Association of Counties Finance	4.250	02/01/2019	A+*	255,000	279,888
KY Infrastructure Authority – Series A	5.250	06/01/2014	Aa2/A+*/AA-@	1,240,000	1,241,885
KY Infrastructure Authority	5.250	08/01/2013	AA*	1,185,000	1,283,402
KY State Property & Building #94	5.000	05/01/2014	Aa3/A+*/AA-@	1,000,000	1,099,150
KY State Property & Building #94	5.000	05/01/2015	Aa3/A+*/AA-@	1,245,000	1,405,406
KY State Property & Building #94	5.000	05/01/2017	Aa3/A+*/AA-@	500,000	580,910
KY State Property & Building #93	5.250	02/01/2018	Aa3/A+*/AA-@	410,000	481,976
KY State Property & Building #87	5.000	03/01/2018	Aa3/A+*/AA-@	100,000	114,284
KY State Property & Building	5.000	11/01/2015	Aa3/A+*/AA-@	250,000	286,798
KY State Property & Building	5.000	11/01/2014	Aa3/A+*/AA-@	750,000	838,500
KY State Property & Building #100	5.000	08/01/2017	Aa3/A+*/AA-@	500,000	584,324
KY State Property & Building #95	5.000	08/01/2017	Aa3/A+*/AA-@	200,000	233,730
Pulaski County KY Public Property	3.750	12/01/2014	Aa3	480,000	522,014

					10,424,130
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.77% of Net Assets
KY Housing Corporation – Series E	4.875	07/01/2023	Aaa/AAA*	1,500,000	1,570,184
KY Housing Corporation	4.850	01/01/2024	Aaa/AAA*	750,000	762,038

					2,332,222
MUNICIPAL UTILITY REVENUE BONDS
2.70% of Net Assets
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	AA3/AA-*	1,000,000	1,137,820
Louisville & Jefferson County Metropolitan Sewer	5.000	05/15/2015	Aa3/AA-*	1,000,000	1,137,820

					2,275,640
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.15% of Net Assets
KY Development Finance Authority – Kings Daughters	5.000	02/01/2016	A1/A+*/A+@	1,000,000	1,107,300
KY Development Finance Authority – St. Elizabeth	5.000	05/01/2015	AA-*/AA-@	400,000	442,780
KY Economic Development Finance Authority – Catholic Health	4.000	05/01/2015	Aa2/AA*/AA@	250,000	265,397

					1,815,477
PREREFUNDED BONDS
1.17% of Net Assets
KY Development Finance Authority – Norton Health	5.850	10/01/2015	BBB*	885,000	990,651

					990,651
TURNPIKES AND TOLL ROAD BONDS
1.04% of Net Assets
KY Turnpike Economic Development	5.000	07/01/2016	Aa2/AA+*/AA-@	750,000	875,970

					875,970
CERTIFICATES OF PARTICIPATION BONDS
.91% of Net Assets
KY Interlocal School Transportation Assistance Equipment	3.750	03/01/2015	Aa3	770,000	770,162

					770,162

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
.20% of Net Assets
Northern Ky University General Receipts	4.000%	09/01/2018	Aa3/A+*	$150,000	$166,730

					166,730

Total Investments (cost $78,900,244)(See (a) below for further explanation) 98.47% of Net Assets					$83,050,034

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$4,191,390
Unrealized depreciation	(41,600)

Net unrealized appreciation	$4,149,790

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	83,050,034
Level 3	Significant Unobservable Inputs	—

$83,050,034

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
76.79% of Net Assets
Hinds County MS Revenue Refunding – MS Methodist Hospital	5.600%	05/01/2012	NR	$5,000	$5,085
Jackson MS Municipal Airport Authority	5.000	10/01/2031	A3/A-@	170,000	173,893
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	Aa2	120,000	133,458
MS Development Bank Special Obligation Jones County Rest Hospital	5.250	04/01/2028	Aa3/AA+*	120,000	128,816
MS Development Bank Special Obligation Capital Project	5.000	07/01/2031	NR	75,000	71,993
MS Development Bank Special Obligation Canton – Series A	5.750	10/01/2031	Aa3	225,000	246,692
MS Development Bank Special Obligation Meridian Water and Sewer	5.125	07/01/2026	A*	50,000	51,018
MS Development Bank Special Obligation Southaven Water	5.000	03/01/2025	A+*	325,000	345,400
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	125,000	136,028
MS Development Bank Special Obligation Highway – Desoto	4.750	01/01/2035	Aa3/AA-*	125,000	129,714
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2025	Aa3/AA+*	100,000	105,892
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2029	Aa3/AA+*	60,000	62,104
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2034	Aa3/AA+*	335,000	344,320
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	A*	50,000	50,005
MS Development Bank Special Obligation Rankin Utilities	5.000	01/01/2028	Aa3/AA+*	55,000	58,012
MS Development Bank Special Obligation Capital Improvement	5.250	07/01/2026	Aa3/AA+*	125,000	133,812
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	A1	100,000	100,993
MD Development Bank Special Obligation Jackson Public	5.375	04/01/2028	Aa2	70,000	77,189
MS Development Bank Special Obligation Hinds Community	5.000	10/01/2026	Aa2	85,000	93,707
MS Development Bank Special Obligation Hinds College	5.125	10/01/2028	Aa2	100,000	110,375
MS Development Bank Special Obligation Hinds College	5.375	10/01/2033	Aa2	60,000	65,731
MS Development Bank Special Obligation Hinds Community	5.000	04/01/2036	Aa3/AA+*	100,000	106,054
MS Development Bank Special Obligation Capital Projects	5.875	07/01/2024	NR	55,000	55,116
MS Development Bank Special Obligation Capital Projects	5.000	07/01/2024	NR	70,000	68,893
MS Development Bank Special Obligation Desoto County	5.000	07/01/2032	A*	45,000	46,796
MS Development Bank Special Obligation Jackson Water & Sewer	5.000	09/01/2032	Aa3/A+*	150,000	156,782
MS Home Corporation Single Family Mortgage – Series E-1	5.050	12/01/2028	Aaa	35,000	36,629
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2022	Aa3/AA+*	80,000	86,938
MS Development Bank Special Obligation Lowndes County	5.000	07/01/2027	Aa3/AA+*	150,000	158,024
MS Development Bank Special Obligation Covington Hospital	5.000	07/01/2027	A*	150,000	150,680
MS Development Special Obligation Madison County Highway	5.000	01/01/2027	Aa3/AA-*	295,000	316,473
MS Development Bank Special Obligation Highway Construction	5.000	01/01/2027	Aa3/AA-*	175,000	190,747
MS Development Bank Special Obligation Highway Construction	4.750	01/01/2031	Aa3/AA-*	125,000	131,403
MS Development Bank Special Obligation Jones County College	5.100	03/01/2028	AA+*	55,000	60,553
MS Development Bank Special Obligation Jones County Junior	5.000	03/01/2033	AA+*	150,000	160,835
MS Development Bank Special Obligation Jones County Junior	5.125	03/01/2039	AA+*	45,000	48,161
MS State University Educational Building Corporate Revenue	5.000	08/01/2024	Aa2/A+*/AA@	225,000	239,753
MS State University Educational Building Corporation	5.000	08/01/2028	Aa2/A+*/AA@	30,000	31,424
Olive Branch MS Public Improvement	4.125	06/01/2022	Aa2	100,000	101,880
Pearl River County MS Certificate of Participation	4.500	04/01/2021	Baa1	200,000	204,110
University Southern MS Education Building – Series A	5.000	03/01/2022	Aa2	100,000	109,082
University Southern MS Educational Building Corporation	5.000	03/01/2032	Aa2	50,000	52,253

					5,136,823
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
11.12% of Net Assets
Alcorn State University Educational Building MS Revenue	5.125	09/01/2034	Aa2	95,000	100,798
Jackson State University Education Building	5.000	03/01/2034	Aa2/AA-*	175,000	185,091
MS State University Educational Building Corporate Revenue	5.250	08/01/2033	Aa2/AA@	50,000	53,266
MS State University Educational Building Corporation	5.000	08/01/2036	Aa2/AA@	175,000	186,611
University Southern MS Educational Building Corporation	5.125	09/01/2029	Aa2/A+*	100,000	108,985
University Southern MS Education Building Athletics	5.000	03/01/2034	Aa2	105,000	109,133

					743,884
PUBLIC FACILITIES REVENUE BONDS
4.76% of Net Assets
MS Development Bank Special Obligations Department of Corrections	5.250	08/01/2027	AA-*/AA@	50,000	54,845
MS Development Bank Special Obligation Department of Corrections	5.250	08/01/2027	AA-*/AA@	240,000	263,256

					318,101
LEASE REVENUE BONDS
3.49% of Net Assets
MS Development Bank Special Obligation Desoto County	5.250	07/01/2031	A*	225,000	233,692

					233,692
GENERAL OBLIGATION BONDS
1.23% of Net Assets
MS State General Obligation	5.100	11/15/2012	Aa2/AA*/AA+@	10,000	10,515
MS State Refunding – Series A	5.250	11/01/2019	Aa2/AA*/AA+@	50,000	61,489
Richland MS Tax Increment	5.600	06/01/2013	NR	10,000	10,330

					82,334

DUPREE MUTUAL FUNDS - KENTUCKY TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Kentucky Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
ESCROWED TO MATURITY BONDS
.50% of Net Assets
Harrison County MS Wastewater Management District	5.000%	02/01/2015	Baa1/AA+*	$25,000	$27,992
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR	5,000	5,212

					33,204
PREREFUNDED BONDS
.16% of Net Assets
MS Development Bank Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aa3/AA+*	10,000	10,578

					10,578

Total Investments (cost $6,330,590) (See (a) below for further explanation) 98.05% of Net Assets					$6,558,616

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$251,740
Unrealized depreciation	(23,714)

Net unrealized appreciation	$228,026

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	6,558,616
Level 3	Significant Unobservable Inputs	—

$6,558,616

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
49.61% of Net Assets
Asheville NC Water System Revenue	4.750%	08/01/2027	Aa2/AA*	$1,000,000	$1,066,510
Burke County NC Certificates of Participation	5.000	04/01/2023	A1/A*	1,000,000	1,064,990
Cabarrus County NC Certificates of Participation Installment	5.000	06/01/2025	Aa2/AA+*/AA@	1,000,000	1,089,720
Charlotte NC Airport Revenue	5.250	07/01/2023	A1/A+*/A+@	1,000,000	1,048,710
Charlotte NC Airport Revenue Refunding Charlotte Douglas	5.000	07/01/2025	A1/A+*/A+@	1,000,000	1,068,350
Davie County NC Public School & Community College Facility	5.000	06/01/2023	Aa3/A+*	1,000,000	1,068,940
Davie County NC Public School & Community College Facility	5.000	06/01/2025	Aa3/A+*	1,690,000	1,781,852
Franklin County NC Certificates of Participation	5.000	09/01/2027	Aa3/A+*	750,000	792,390
Henderson County NC Certificates of Participation	5.000	05/01/2025	Aa3/AA*/AA-@	1,000,000	1,054,940
Iredell County NC Certificates of Participation School Project	5.000	06/01/2024	Aa3/AA-*	1,000,000	1,072,510
Johnston NC Memorial Hospital Authority	5.250	10/01/2028	Aa3/AA+*	500,000	538,735
Lee County NC Certificates of Participation	5.000	04/01/2025	Aa3/AA+*	550,000	593,252
Montgomery County NC Certificates of Participation – Series A	5.000	02/01/2030	A-*	1,680,000	1,735,440
Nash County NC Limited Obligation	5.000	10/01/2030	Aa3/AA+*	890,000	969,361
NC Medical Care Community Hospital Morehead Memorial Hospital	5.000	11/01/2026	Aa3/AA+*	2,500,000	2,556,650
NC Eastern Municipal Power Agency System Revenue	5.500	01/01/2017	Baa1/A-@	45,000	45,039
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2025	Baa1/BBB*/A-@	1,000,000	1,222,640
NC Eastern Municipal Power Agency Power System Revenue	5.000	01/01/2021	A-*/A-@	1,000,000	1,078,000
NC Eastern Municipal Power Agency Power System Revenue	6.000	01/01/2018	Baa1	1,000,000	1,203,950
NC Eastern Municipal Power Agency – Series B	6.000	01/01/2022	Aa3/AA+*/AA-@	915,000	1,122,092
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2024	Aa1/AA+*/AA+@	1,000,000	1,102,560
NC Medical Care Community Hospital Revenue – Stanly Hospital	5.375	10/01/2014	BBB+@	30,000	30,034
Randolph County NC Certificates of Participation	5.000	02/01/2027	Aa3	1,000,000	1,049,520
Rockingham County NC Certificates of Participation	5.000	04/01/2032	Aa3/AA+*	1,325,000	1,381,697
Sampson County NC Certificates of Participation	5.000	06/01/2022	Aa3/AA+*	1,250,000	1,386,275
Sampson County NC Certificates of Participation	5.000	06/01/2026	Aa3/AA+*	1,000,000	1,075,940
University NC System Pool Revenue – Series A	5.000	10/01/2033	Aa3/A+*	430,000	445,768
University of NC Wilmington Certificates of Participation	5.250	06/01/2025	A-*	1,000,000	1,056,190
University of NC Wilmington Student Housing Project	5.000	06/01/2025	A-*	580,000	609,493
University of NC System Pool Revenue – Series A	5.000	10/01/2026	Aa3	1,000,000	1,094,390
University of NC System Pool Revenue – Series A	5.000	10/01/2033	Aa3	1,000,000	1,058,670
Wilmington NC Certificates of Participation	5.000	06/01/2032	Aa2/AA*/AA@	1,500,000	1,556,340
Wilmington NC Store Water Revenue	5.000	06/01/2028	Aa2/AA*	500,000	533,470
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2021	Aa3/AA+*	780,000	854,194
Wilson NC Certificates of Participation Public Facilities	5.000	05/01/2025	Aa3/AA+*	750,000	807,390
Wilson County Certificates of Participation Public Facility	5.000	05/01/2029	Aa3/AA+*	1,355,000	1,427,032
Wilson Combined Enterprise System	4.700	12/01/2022	Aa3/AA@	500,000	512,175

					38,155,209
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
15.33% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	01/01/2029	Aa2/AA*/AA@	750,000	806,047
Charlotte NC Certificates of Participation Convention Facility	5.000	12/01/2024	Aa2/AA+*/AA@	1,000,000	1,065,260
Charlotte NC Certificiates of Participation Transit Project	5.000	06/01/2035	Aa2/AA+*/AA+@	500,000	512,415
Charlotte NC Certificates of Participation	5.000	06/01/2026	Aa2/AA+*/AA+@	1,455,000	1,569,378
Charlotte NC Certificates of Participation	5.000	06/01/2027	Aa2/AA+*/AA+@	775,000	832,125
Charlotte NC Certificates of Participation Convention Facility	5.000	06/01/2034	Aa2/AA+*/AA@	750,000	785,940
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+*/AA+@	5,000	5,017
Forsyth County NC Certificates of Participation	5.000	02/01/2026	Aa1/AA+*/AA+@	550,000	576,972
Mecklenburg County NC Certificates of Participation – Series B	5.000	02/01/2026	Aa1/AA+*/AA+@	1,000,000	1,086,890
Mecklenburg County NC Certificates of Participation – Series A	5.000	02/01/2028	Aa1/AA+*/AA+@	415,000	448,532
Mooresville NC Certificates of Participation	5.000	09/01/2032	AA-*	1,890,000	1,953,447
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2025	Aa1/AA+*/AA+@	1,100,000	1,181,972
Wilmington NC Certificates of Participation – Series A	5.000	06/01/2038	Aa2/AA*/AA@	250,000	264,493
Winston Salem NC Certificates of Participation – Series A	4.750	06/01/2031	Aa1/AA+*/AA+@	670,000	700,760

					11,789,248
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.92% of Net Assets
Charlotte Mecklenburg Hospital Authority NC Healthcare	5.000	01/15/2027	Aa3/AA-*	1,090,000	1,145,699
Charlotte-Mecklenburg Hospital	5.250	01/15/2039	Aa3/AA-*	750,000	770,040
NC Medical Care Health Care Facilities Revenue Novant Health	5.000	11/01/2017	A1/A+*/AA-@	1,000,000	1,043,010
NC Medical Care Community Hospital Revenue NC Baptist Hospital	5.000	06/01/2034	Aa3/AA-*	1,000,000	1,026,110
NC MEdical Care Community Hospital Revenue Baptist Hospital	4.750	06/01/2030	Aa3/AA-*	355,000	359,509
NC Medical Care Community Health Care Facilities Revenue	5.000	06/01/2034	Aa2/AA*/AA@	1,620,000	1,680,441
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.250	12/01/2013	A1/A+*/AA-@	45,000	45,295
NC Medical Care Community Hospital Revenue Unrefunded Balance	5.000	12/01/2018	A1/A+*/AA-@	25,000	25,033

					6,095,137

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
PUBLIC FACILITIES REVENUE BONDS
6.87% of Net Assets
Moore County NC	5.000%	06/01/2031	Aa3/AA-*	$2,750,000	$2,972,640
Raleigh Durham NC Airport Authority – Series A	5.000	05/01/2029	Aa3/AA-@	235,000	255,845
Raleigh Durham NC Airport	5.000	05/01/2036	Aa3/AA-@	1,480,000	1,581,054
Raleigh Durham NC Airport Authority – Series A	5.000	05/01/2032	Aa3/AA-@	440,000	474,346

					5,283,885
MUNICIPAL UTILITY REVENUE BONDS
6.60% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric Revenue	4.750	01/01/2030	A2/A*/A@	290,000	300,600
NC Municipal Power Agency Number 1 Catawba Electic Revenue	5.000	01/01/2030	A2/A*/A@	2,545,000	2,682,379
Raleigh NC Combined Enterprise System	5.000	03/01/2031	Aa1/AAA*/AAA@	980,000	1,021,189
Raleigh NC Combined Enterprise System Revenue	5.000	03/01/2031	Aa1/AAA*/AAA@	1,000,000	1,070,190

					5,074,358
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
5.37% of Net Assets
NC Capital Facilites Financial Agency Education Wake Forest University	5.000	01/01/2031	Aa3/AA*	500,000	541,320
NC Capital Facilities Financial Agency Wake Forest University	5.000	01/01/2038	Aa3/AA*	1,250,000	1,342,587
NC Capital Facilities Financial Agency Revenue Duke University	5.000	10/01/2038	Aa1/AA+*	500,000	543,950
Pitt County NC Limited Obligation – Series A	5.000	04/01/2035	Aa3/AA-*/AA@	105,000	111,882
University NC Chapel Hill Revenue General Refunding	5.000	12/01/2034	Aaa/AA+*/AAA@	1,000,000	1,053,700
University of NC System Pool Revenue General Trust Indenture	5.000	10/01/2034	Aa2	500,000	538,205

					4,131,644
LEASE REVENUE BONDS
3.55% of Net Assets
Charlotte NC Water and Sewer Systems Revenue	4.500	07/01/2028	Aaa/AAA*/AAA@	750,000	791,955
Johnston County NC Installment Financing Contract	5.000	10/15/2027	Aa3/AA*	570,000	630,648
University NC University Revenues Chapel Hill	5.000	12/01/2031	Aaa/AA+*/AAA@	1,215,000	1,310,378

					2,732,981
GENERAL OBLIGATION BONDS
2.91% of Net Assets
Iredell County NC Community College	5.000	04/01/2026	Aa2/AA*/AA+@	225,000	250,281
Iredell County NC Community College	5.000	04/01/2027	Aa2/AA*/AA+@	325,000	359,902
Wake County NC Limited Obligation – Series 209	5.000	06/01/2032	Aa1/AA+*/AA+@	1,500,000	1,627,020

					2,237,203
PREREFUNDED BONDS
1.39% of Net Assets
NC Eastern Municipal Power Agency Power System – Series A	6.000	01/01/2026	Aaa/A-*/A-@	805,000	1,072,155

					1,072,155
STATE AND LOCAL MORTGAGE REVENUE BONDS
.12% of Net Assets
NC Housing Finance Agency Single Family Revenue – Series II	6.200	03/01/2016	Aa2/AA*	20,000	20,059
NC Housing Finance Agency Single Family Revenue – Series KK	5.875	09/01/2017	Aa2/AA*	40,000	40,055
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA*	30,000	30,013

					90,127

Total Investments (cost $73,860,986) (See (a) below for further explanation) 99.73% of Net Assets					$76,661,947

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,913,309
Unrealized depreciation	(112,348)

Net unrealized appreciation	$2,800,961

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2011

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	76,661,947
Level 3	Significant Unobservable Inputs	—

$76,661,947

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS				`
57.36% of Net Assets
Appalachian State University NC Revenue	5.000%	07/15/2018	Aa3	75,000	82,453
Asheville NC Water System Revenue Refunding	5.000	08/01/2017	Aa2/AA+*	140,000	161,136
Buncombe County NC Certificates of Participation	4.000	04/01/2016	Aa2/AA*	125,000	140,238
Burke County NC Certificates of Participation	4.250	04/01/2016	A1/A*	50,000	54,844
Cabarrus County NC Certificates of Participation	5.625	02/01/2016	Aa2/AA*/AA@	125,000	147,545
Cabarrus County NC Certificates of Participation	4.250	06/01/2017	Aa2/AA+*/AA-@	175,000	198,611
Catawba County NC Certificates of Participation Public School	5.250	06/01/2016	Aa2	125,000	137,184
Catawba County NC Certificates of Participation Public School	5.250	06/01/2018	Aa2	125,000	135,675
Catawba County NC Certificates of Participation	5.250	06/01/2019	Aa2/BBB*	200,000	219,088
Craven County NC Certificates of Participation	4.375	06/01/2016	Aa3/AA-*	115,000	128,312
Dare County NC Certificates of Participation	5.250	06/01/2014	Aa3/AA-*/AA-@	150,000	165,452
Davie County NC Community College	4.000	06/01/2013	Aa3/A+*	250,000	262,510
Edgecombe County NC Schools	4.000	02/01/2015	A1/A+*	235,000	257,259
Harnett County NC Certificates of Participation – Series A	5.000	12/01/2015	Aa3/AA+*	125,000	143,708
Harnett County NC Certificates of Participation	5.000	12/01/2021	Aa3/AA+*	200,000	222,726
Harnett County Certificates of Participation	3.500	06/01/2016	Aa3/AA+*	250,000	271,520
Haywood NC Certificates of Participation Refunding	5.000	10/01/2016	A1/A*	635,000	684,581
Henderson County NC Certificates of Participation – Series A	5.250	05/01/2020	Aa3/AA-*/AA-@	300,000	325,542
Henderson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA-*/AA-@	50,000	54,961
High Point NC Combined Enterprise System Revenue	5.000	11/01/2018	Aa2/AA+*/AA+@	145,000	160,850
Iredell County NC Certificates of Participation School Project	5.000	06/01/2018	Aa3/AA-*	425,000	479,936
Johnston NC Memorial Hospital Authority	4.000	10/01/2012	Aa3/AA+*	200,000	205,748
Johnston NC Memorial Hospital Authority	4.000	04/01/2015	Aa3/AA+*	100,000	107,436
Lee County NC Certificates of Participation	5.000	04/01/2016	Aa3/AA+*	215,000	233,414
Lincoln County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA+*/AA@	200,000	228,726
Lincolnton NC Enterprise System Revenue	5.000	05/01/2016	NR	385,000	411,796
Nash County NC Limited Obligation	3.000	10/01/2015	Aa3/AA+*	400,000	426,596
Nash County NC Limited Obligation	5.000	10/01/2018	Aa3/AA+*	150,000	178,298
New Hanover County NC Certificates of Participation	5.000	03/01/2017	Aa1/AA*	250,000	266,448
NC Medical Care Community Hospital Rowan Medical	5.250	09/01/2016	Aa3/AA+*	1,100,000	1,201,860
NC Eastern Municipal Power Agency	5.250	01/01/2019	Aa3/AA+*/A-@	550,000	631,532
NC Eastern Municipal Power Agency System Revenue	5.000	01/01/2020	A-*/A-@	100,000	108,841
NC Municipal Power Agency Number 1 Catawba Electric Revenue	5.250	01/01/2019	A2/A*/A@	400,000	418,688
NC Medical Care Community Hospital – Scotland Memorial	5.375	10/01/2011	BBB*	10,000	10,001
NC Infrastructure Certificates of Participation	5.000	06/01/2018	Aa1/AA+*/AA+@	100,000	113,738
NC Infrastructure Finance Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	150,000	176,233
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2020	Aa1/AA+*/AA+@	425,000	480,471
NC Medical Care – Caromont Health	3.250	02/15/2018	Aa3/AA+*	370,000	384,922
NC Medical Community Hospital Wayne Memorial	4.750	10/01/2011	A2	350,000	350,025
NC Medical Care Community Healthcare Facilities	4.000	10/01/2018	Aa3/AA+*/AA-@	240,000	250,918
Onslow County NC Certificates of Participation	5.000	06/01/2018	Aa3/A+*	140,000	155,068
Pitt County NC Certificates of Participation School Facility	4.000	04/01/2015	Aa3/AA-*/AA@	100,000	108,821
Randolph County NC Certificates of Participation	5.000	06/01/2016	Aa3/AA+*	170,000	188,965
Rockingham NC Certificates of Participation	5.250	04/01/2013	Aa3/A+*	125,000	128,889
Rutherford County NC Certificates of Participation	5.000	12/01/2017	Aa3/AA+*	105,000	122,994
Rutherford County NC Certificates of Participation	5.000	12/01/2018	Aa3/AA+*	205,000	238,581
Rutherford NC Certificates of Participation	4.000	12/01/2019	Aa3/AA+*	200,000	216,688
Sampson County NC Certificates of Participation	5.000	06/01/2014	Aa3/AA+*	50,000	55,058
Sampson Area Development Corporation NC Refunding	4.000	06/01/2015	AA+*	150,000	163,844
Union County NC Certificates of Participation	5.000	06/01/2020	Aa2/AA-*/AA@	250,000	276,560
University NC Wilmington Certificates of Participation	4.000	06/01/2017	Aa3/AA+*	100,000	110,497
University NC Wilmington Certificates of Participation	5.000	06/01/2014	A-*	40,000	43,792
University NC Wilmington Certificates of Participation	4.250	06/01/2017	A-*	300,000	327,141
University NC System Pool Revenue Asheville Wilmington	5.000	10/01/2016	Aa3/AA+*	230,000	268,658
Wilson NC Certificates of Participation	5.000	05/01/2016	Aa3/AA+*	200,000	229,664
Wilson NC Certificates of Participation	5.000	05/01/2018	Aa3/AA+*/AA-@	60,000	68,852

					13,323,894
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
18.17% of Net Assets
Buncombe County NC Certificates of Participation	5.000	04/01/2018	Aa2/AA*	250,000	280,020
Cabarrus County NC Certificates of Participation	5.000	06/01/2014	Aa2/AA*/AA@	135,000	149,981
Cabarrus County NC Certificates of Participation	4.000	01/01/2015	Aa2/AA*/AA@	225,000	246,697
Cabarrus County NC Certificates of Participation	5.000	01/01/2017	Aa2/AA*/AA@	150,000	175,676
Chapel Hill NC Certificates of Participation Operations Center	5.250	06/01/2019	Aa1/AA+*	260,000	288,187

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
Charlotte NC Certificates of Participation	4.000%	06/01/2012	Aa2/AA+*/AA+@	$50,000	$51,062
Charlotte NC Certificates of Participation Refunding	5.000	12/01/2021	Aa2/AA+*/AA@	270,000	293,768
Charlotte NC Certificates of Participation	4.375	12/01/2014	Aa2/AA+*	50,000	50,847
Charlotte NC Certificates of Participation Transit Projects	4.000	06/01/2016	Aa2/AA+*/AA+@	100,000	109,453
Cumberland County NC Certificates of Participation	5.000	12/01/2015	Aa2/AA*	75,000	86,820
Cumberland County NC Certificates of Participation	5.000	12/01/2017	Aa2/AA*	350,000	412,650
Forsyth County NC Certificates of Participation	5.000	10/01/2019	Aa1/AA+*/AA+@	600,000	673,302
Montgomery County NC Certificates of Participation	5.000	02/01/2017	A-*	125,000	143,001
Mooreville NC Certificates of Participation	4.125	09/01/2018	AA-*	250,000	274,527
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2016	Aa1/AA+*/AA+@	200,000	225,336
NC State Certificates of Participation Wildlife Resources	5.250	06/01/2018	Aa1/AA+*/AA+@	500,000	531,470
Randolph County NC Certificates of Participation	5.000	02/01/2018	Aa3	200,000	226,964

					4,219,761
MUNICIPAL UTILITY REVENUE BONDS
8.28% of Net Assets
Moore County NC	5.000	06/01/2017	Aa3/AA-*	685,000	800,607
NC Eastern Municipal Power Agency – Series D	4.000	01/01/2016	Baa1/A-*/A-@	95,000	103,639
NC Eastern Municipal Power Agency	5.375	01/01/2017	Baa1/A-*/A-@	200,000	209,244
NC Eastern Municipal Power Agency – Series B	3.250	01/01/2015	Baa1/A-*/A-@	250,000	264,080
NC Eastern Municipal Power Agency – Series A	5.000	01/01/2016	A-*/A-@	50,000	56,587
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2017	A2/A*/A@	200,000	234,758
NC Municipal Power Number 1 Catawba Electric	4.000	01/01/2016	A2/A*/A@	100,000	110,391
NC Municipal Power Agency Number 1 Catawba Electric	5.000	01/01/2016	A2/A*/A@	125,000	143,123

					1,922,429
PUBLIC FACILITIES REVENUE BONDS
3.63% of Net Assets
Charlotte NC Airport – Charlotte Douglas International	4.125	07/01/2016	A1/A+*/A+@	100,000	110,495
Charlotte NC Airport Revenue Refunding	5.000	07/01/2015	A1/A+*/A+@	350,000	395,076
Mecklenburg County NC Certificates of Participation	5.000	02/01/2017	Aa1/AA+*/AA+@	105,000	122,953
NC Infrastructure Finance Corporation Certificates of Participation	5.000	02/01/2019	Aa1/AA+*/AA+@	85,000	92,048
Raleigh Durham NC Airport Authority – Series B	5.000	11/01/2017	Aa3/AA-@	105,000	123,095

					843,667
HOSPITAL AND HEALTHCARE REVENUE BONDS
3.30% of Net Assets
Charlotte-Mecklenburg Hospital	5.000	01/15/2019	Aa3/AA-*	200,000	221,492
Charlotte-Mecklenburg Hospital	4.375	01/15/2019	Aa3/AA-*	150,000	162,725
NC Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	A1/A+*/AA-@	275,000	275,283
NC Medical Care Mission Health Combined Group	4.000	10/01/2014	Aa3/AA*/AA@	100,000	107,680

					767,180
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.08% of Net Assets
University of NC Ashville Revenue	5.000	06/01/2014	A1	20,000	20,564
University NC System Pool Revenue	5.000	10/01/2016	Aa2	250,000	294,530
University NC System Pool Revenue	5.000	10/01/2015	Aa3	350,000	399,910

					715,004
LEASE REVENUE BONDS
2.37% of Net Assets
NC Municipal Power Agency Number 1 Catawba Electric	5.250	01/01/2018	A2/A*/A@	125,000	147,955
NC Infrastructure Finance Corporation – Correctional Facilities	5.000	10/01/2017	Aa1/AA+*/AA+@	150,000	161,338
NC Infrastructure Correctional Facilities Projects	5.000	10/01/2019	Aa1/AA+*/AA+@	100,000	106,983
Wake County NC	3.000	01/01/2015	Aa1/AA+*/AA+@	125,000	133,894

					550,170
PREREFUNDED BONDS
1.29% of Net Assets
NC State Public Improvement – Series A	5.000	03/01/2019	NR	235,000	269,599
Univresity of NC Ashville Revenue	5.000	06/01/2014	A1	30,000	30,909

					300,508
GENERAL OBLIGATION BONDS
1.17% of Net Assets
Cabarrus County NC Public Improvement	5.000	03/01/2018	Aa1/AA+*/AA+@	100,000	114,634
Mecklenburg County NC Refunding – Series A	5.000	08/01/2014	Aaa/AAA*/AAA@	125,000	140,819
NC State Public Improvement – Series A	5.000	03/01/2019	Aaa/AAA*	15,000	16,920

					272,373

DUPREE MUTUAL FUNDS - NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

North Carolina Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
STATE AND LOCAL MORTGAGE REVENUE BONDS
1.10% of Net Assets
NC Housing Finance Agency – Series 31B	3.850%	01/01/2017	Aa2/AA*	$145,000	$149,447
NC Housing Financial Agency Home Ownership – Series 16B	4.125	07/01/2012	Aa2/AA*	105,000	107,077

					256,524

Total Investments (cost $22,227,206) (See (a) below for further explanation) 99.75% of Net Assets					$23,171,510

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$950,381
Unrealized depreciation	(6,077)

Net unrealized appreciation	$944,304

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	23,171,510
Level 3	Significant Unobservable Inputs	—

$23,171,510

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
52.13% of Net Assets
Blount County TN Public Building Authority Local Government	5.000%	06/01/2025	Aa2/AA-*	$100,000	$111,574
Blount County TN Public Building Authority Local Government	5.000	06/01/2027	Aa2/AA-*	1,500,000	1,645,890
Blount County TN Public Building Authority Local Government	4.750	06/01/2031	Aa2/AA-*	750,000	792,885
Blount County TN Public Building Authority General Obligation	5.250	06/01/2019	NR	1,050,000	1,095,287
Blount County TN Building Authority Local Government Public	5.000	06/01/2032	Aa3	750,000	783,023
Chattanooga TN Industrial Development Board Lease Rent Revenue	5.000	10/01/2027	Aa3/AA+*/AA@	1,000,000	1,074,410
Clarksville TN Electric System Revenue	5.000	09/01/2032	Aa2	1,250,000	1,309,888
Cleveland TN General Obligation – Series A	5.000	06/01/2027	Aa3/A+*	680,000	717,257
Columbia TN Refunded – Sewer System	5.000	12/01/2024	Aa2	1,235,000	1,333,084
Columbia TN Broadband Network Revenue & Tax	5.000	03/01/2025	Aa2	1,000,000	1,064,509
Franklin County TN Health & Educational Facilities Board	5.000	09/01/2025	A+*	1,000,000	1,061,990
Gallatin TN Water & Sewer Revenue	5.000	01/01/2028	Aa3	2,540,000	2,750,668
Giles County TN	4.500	02/01/2018	Aa3	1,000,000	1,046,790
Greene County TN General Obligation – Series B	5.000	06/01/2024	A1	505,000	537,573
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2026	AA*	1,000,000	1,078,640
Hallsdale-Powell Utility District Knox County TN Water and Sewer	5.000	04/01/2031	AA*	740,000	780,707
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2029	Aa3	1,410,000	1,461,818
Harpeth Valley Utilities TN Davidson and Williamson Counties	5.000	09/01/2032	Aa3	1,420,000	1,496,424
Jackson TN Energy Authority Gas System Revenue	5.000	10/01/2028	Aa2	1,000,000	1,057,810
Knox County TN Health Educational & Housing Facilities Ft. Sanders	6.250	01/01/2013	Baa1/BBB*	10,000	10,522
Knox County TN Health Educational & Housing – Covenant Health	5.000	01/01/2022	Aa3/AA+*/AA@	450,000	457,182
Knoxville TN Gas Revenue Refunded System – Series K	4.750	03/01/2022	Aa2/AA*	800,000	814,528
Knoxville TN Wastewater System Revenue – Series A	4.750	04/01/2021	Aa2/AA+*	1,150,000	1,166,491
Knoxville TN Waste Water System Revenue Improvement – Series A	5.000	04/01/2037	Aa2/AA+*	370,000	384,678
Manchester TN Refunding General Obligation	5.000	06/01/2038	Aa3/AA+*	100,000	111,683
Marion County TN Schools	5.000	06/01/2025	A1	1,050,000	1,120,991
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2023	Aa1/AA*/AA@	1,000,000	1,073,380
Metro Nashville & Davidson County TN General Obligation	5.000	01/01/2024	Aa1/AA*/AA@	1,000,000	1,068,540
Metro Nashville & Davidson County TN Multi-Family	4.600	11/01/2026	NR	850,000	849,048
Metro Government Nashville & Davidson County TN Sports Authority	5.000	07/01/2021	Aa2/AA+*	1,000,000	1,081,330
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2027	Aa1/AA*/AA@	1,400,000	1,534,778
Metropolitan Government Nashville and Davidson County TN	5.000	05/15/2028	Aa1/AA*/AA@	240,000	261,295
Montgomery County TN General Obligation	4.750	05/01/2020	Aa2/AA+*	1,000,000	1,072,900
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa	255,000	255,148
Overton County TN Refunding – Schools General Obligation	5.000	04/01/2018	Baa1	500,000	547,505
Pigeon Forge TN Refunding – Series A	4.900	06/01/2028	Aa3/AA+*	1,000,000	1,067,850
Rutherford County TN Construction Utility District Waterworks	5.000	02/01/2031	Aa2/AAA*	1,435,000	1,502,589
Shelby County TN Health Educational & Housing Facilities	5.250	09/01/2027	Aa3/AA+*	1,000,000	1,060,230
Smith County TN General Obligation	5.000	04/01/2021	NR	720,000	780,515
South Blount County TN Utility District Waterworks Revenue	5.000	12/01/2028	Aa3/AA+*	1,125,000	1,235,564
TN Housing Development Agency Homeownership Program Series	5.150	07/01/2022	Aa1/AA+*	550,000	551,370
TN State School Board Authority Refunding Higher Education	5.000	05/01/2024	Aa1/AA*/AA+@	1,395,000	1,518,387
TN State School Board Authority Refunding Higher Education	5.000	05/01/2025	Aa1/AA*/AA+@	1,440,000	1,561,162
West Wilson Utility District TN Waterworks Revenue	4.750	06/01/2028	Aa3	2,460,000	2,632,446
White House Utility District TN Water & Sewer	5.000	01/01/2028	Aa3	1,235,000	1,314,571
White House Utility District TN Water & Sewer	5.000	01/01/2030	Aa3	2,505,000	2,644,328

					48,879,238
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
9.89% of Net Assets
Metropolitan Government Nashville & Davidson County TN Housing	5.000	10/01/2034	Aa2/AA*/AA+@	1,000,000	1,090,780
Metro Nashville & Davidson County TN McKendree	5.125	01/01/2020	AA*	1,700,000	1,701,326
Shelby County TN Health Education & Housing Facilities Board	5.000	08/01/2030	A1/A+*	500,000	537,775
TN State School Board Authority Higher Education Facilities	5.000	05/01/2028	Aa1/AA*/AA@	1,000,000	1,104,850
TN State School Board Authority Higher Educational Facilities	5.125	05/01/2033	Aa1/AA*/AA@	1,300,000	1,411,306
TN State School Board Authority Higher Educational Facilities	5.000	05/01/2034	Aa1/AA*/AA+@	500,000	544,360
TN State School Board Authority Higher Education Facilities	4.750	05/01/2030	Aa1/AA*/AA+@	2,750,000	2,886,070

					9,276,467
GENERAL OBLIGATION BONDS
7.29% of Net Assets
Franklin TN Water & Sewer Revenue & Tax	5.000	04/01/2024	Aaa	750,000	927,510
Metropolitan Government Nashville and Davidson County TN	5.000	01/01/2025	Aa1/AA*/AA@	4,025,000	4,492,826
Pigeon Forge Industrial Development Board TN Public Facilities	5.000	06/01/2034	AA*	850,000	903,524
Shelby County TN – Series A	4.600	11/01/2022	Aa1/AA+*/AA+@	500,000	510,090

					6,833,950
STATE AND LOCAL MORTGAGE REVENUE
7.27% of Net Assets
TN Housing Development Agency	5.000	07/01/2028	Aa1/AA+*	850,000	882,470
TN Housing Development Agency	5.400	07/01/2035	Aa1/AA+*	635,000	659,295
TN Housing Development Agency Homeownership Program 1	5.000	07/01/2029	Aa1/AA+*	810,000	834,251
TN Housing Development Agency Homeownership Program 2	4.700	07/01/2027	Aa1/AA+*	1,475,000	1,519,678
TN Housing Development Agency Housing Finance Program	4.850	01/01/2025	Aa2	745,000	774,577
TN Housing Development Agency Series 2001 – 3B	5.250	01/01/2020	Aa1/AA+*	230,000	230,101
TN Housing Development Agency Mortgage Financing – Series A	5.200	07/01/2023	Aa2/AA*	1,885,000	1,920,872

					6,821,244

DUPREE MUTUAL FUNDS - TENNESSEE TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
HOSPITAL AND HEALTHCARE REVENUE BONDS
6.96% of Net Assets
Rutherford County TN Health & Education Facilities Board	5.000%	11/15/2040	Aa1/AA+*/AA+@	$1,500,000	$1,578,645
Shelby County TN Health Education & Housing Facilities	5.000	07/01/2031	Aa2/AAA@	4,750,000	4,942,993

					6,521,638
MUNICIPAL UTILITY REVENUE BONDS
6.53% of Net Assets
Citizens Gas Utility District TN Gas Revenue Refunding	5.000	05/01/2029	A*	250,000	260,558
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2028	Aa2/AA-*	1,000,000	1,118,910
Clarksville TN Electric System Revenue – Series A	5.000	09/01/2033	Aa2/AA-*	2,000,000	2,167,460
Knox-Chapman TN Utility District Knox County Water & Sewer	5.250	01/01/2036	AA-*	700,000	773,912
Metropolitan Government Nashville & Davidson County TN	4.750	05/15/2028	AA+*/AA+@	460,000	495,977
West Wilson Utility District TN Waterworks Revenue	5.000	06/01/2033	Aa3	1,170,000	1,301,695

					6,118,512
LEASE REVENUE BONDS
2.92% of Net Assets
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2026	AA*/AA+@	250,000	276,835
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa2/BBB*	250,000	257,907
Memphis Shelby County TN Port Community Development Revenue	5.000	04/01/2035	Aa3/AA-*	500,000	529,465
Memphis-Shelby County Sports Authority	5.250	11/01/2027	Aa3/AA-*/A+@	750,000	800,310
TN Housing Development Agency – Series 1B	5.000	07/01/2029	Aa1/AA+*/NR@	845,000	869,598

					2,734,115
PREREFUNDED BONDS
2.78% of Net Assets
Hawkins County TN Refunding General Obligation	4.750	05/01/2017	Aa3	200,000	205,328
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	BBB*	2,000,000	2,004,660
Kingsport TN Industrial Development Board Multi-family	5.400	04/20/2021	NR	365,000	398,715

					2,608,703
ESCROWED TO MATURITY BONDS
2.10% of Net Assets
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	BBB*	775,000	777,054
Johnson City TN Health & Educational Facilities	6.500	07/01/2014	Baa1/BBB*/BBB+	1,000,000	1,120,470
Metro Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/BBB*	60,000	71,201

					1,968,725
PUBLIC FACILITIES REVENUE BONDS
.58% of Net Assets
Memphis Shelby County TN Sports Authority Memphis Arena	5.250	11/01/2026	Aa3/AA-*/A+@	500,000	540,640

					540,640

Total Investments (cost $88,797,774) (See (a) below for further explanation) 98.45% of Net Assets					$92,303,232

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,644,172
Unrealized depreciation	(138,714)

Net unrealized appreciation	$3,505,458

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bonds
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	92,303,232
Level 3	Significant Unobservable Inputs	—

$92,303,232

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a security.

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
63.47% of Net Assets
Cross Anchor TN Utility District	4.250%	12/01/2015	AA+*	65,000	72,588
Cross Anchor TN Utility District	4.250	12/01/2016	AA+*	65,000	72,894
Dickson County TN Refunding	5.000	06/01/2015	A1/A+*	140,000	148,428
Fayetteville TN Electric System Revenue	3.000	06/01/2015	AA+*	105,000	111,180
Johnson City TN Refunding	4.000	06/01/2015	AA@	400,000	441,144
Johnson City TN Electric Revenue	4.500	05/01/2021	Aa2/AA+*	50,000	55,237
Johnson City TN Public Building Authority Revenue	4.250	09/01/2014	Aa2/AA@	50,000	54,092
Knoxville TN Electric Revenue – Series V	4.750	07/01/2021	Aa2/AA+*	150,000	153,873
Lawrenceburg TN Refunding Water & Sewer	5.000	07/01/2015	Aa3	125,000	142,328
Madison County TN Refunding – School and Public Improvement	5.000	04/01/2018	Aa2/AA+*	175,000	195,951
Maury County TN School & Public Improvement	5.000	04/01/2016	Aa2	1,000,000	1,093,150
Memphis-Shelby County TN Sports Authority Memphis Arena Project	5.500	11/01/2012	Aa3/AA-*/A+@	500,000	523,400
Memphis-Shelby County TN Sports Authority Memphis Arena Project	5.000	11/01/2017	Aa3/AA-*/A+@	275,000	312,752
Memphis TN General Obligation General Improvement	5.000	10/01/2016	Aa2/AA*/AA-@	450,000	500,846
Memphis TN – Series A	5.000	04/01/2024	Aa2/AA+*/AA-@	200,000	221,648
Metro Nashville Davidson County Water and Sewer	5.200	01/01/2013	Aa2/BBB*/AA-@	215,000	224,802
Metropolitan Government Nashville & Davidson County TN	5.000	01/01/2019	Aa1/AA*	160,000	175,568
Metropolitan Nashville Airport Authority – Series A	4.500	07/01/2014	Aa3/AA+*	250,000	271,560
New Market Utility District Jefferson County TN Waterworks	3.500	06/01/2015	Aa3/AA+*	100,000	108,193
New Market Utilty District Jefferson County TN Waterworks	4.000	06/01/2016	Aa3/AA+*	100,000	109,903
New Market Utility District Jefferson County Waterworks	4.000	06/01/2017	Aa3/AA+*	100,000	110,384
Polk County TN Refinancing	5.000	05/01/2020	Aa3	150,000	168,686
Sevier County TN Public Building Authority	4.000	03/01/2014	AA+*	100,000	107,502
Shelby County TN Refunding – Series A	5.000	04/01/2018	Aa1/AA+*/AA+@	100,000	112,666
Shelby County Health Education	5.250	09/01/2020	Aa3/AA+*	400,000	446,496
Washington County TN Refunding School and Public Improvement	5.000	04/01/2015	Aa2	200,000	223,732
Washington County TN Refunding School and Public Improvement	5.000	04/01/2016	Aa2	125,000	138,773

					6,297,776
GENERAL OBLIGATION BONDS
10.68% of Net Assets
Claiborne County TN Public Improvement – Series A	5.000	04/01/2017	A+*	170,000	197,508
Memphis TN Refunding General Improvement	5.000	10/01/2017	Aa2/AA*/AA-@	100,000	119,449
Metro Government Nashville & Davidson County TN Refunding	5.000	05/15/2019	Aa1/AA*/AA@	250,000	291,445
Metropolitan Government Nashville & Davidson County	5.000	01/01/2019	Aa1/AA*/AA@	200,000	236,514
Sevier County TN Public Building Authority	4.000	06/01/2014	AA*	200,000	215,158

					1,060,074
LEASE REVENUE BONDS
7.23% of Net Assets
Chattanooga TN Electric Revenue – Series A	5.000	09/01/2021	AA*/AA+@	400,000	459,728
Memphis-Shelby County TN Airport – Federal Express Corporation	5.050	09/01/2012	Baa2/BBB*	250,000	257,908

					717,636
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.57% of Net Assets
TN Housing Development Agency Homeownership Program	4.200	01/01/2016	Aa1/AA+*	145,000	149,771
TN Housing Development Agency – Series 1B	4.800	07/01/2024	Aa1/AA+*	290,000	301,081
TN Housing Development Agency Homeownership Program – 2	2.950	01/01/2015	Aa1/AA+*	100,000	102,118

					552,970
MUNICIPAL UTILITY REVENUE BONDS
3.90% of Net Assets
Harpeth Valley Utilities District	5.000	03/01/2014	A1	250,000	257,120
Sevier County TN Utility District Gas System Revenue	2.650	06/01/2015	A+*	125,000	129,839

					386,959
PUBLIC FACILITIES REVENUE BONDS
3.59% of Net Assets
Blount County TN Public Building Authority Series B-19	3.500	06/01/2015	AA+*	200,000	216,986
Metropolitian Government Nashville Davidson County Convention	5.000	07/01/2015	A1/A*/AA-@	125,000	139,641

					356,627

DUPREE MUTUAL FUNDS -TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Tennessee Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
PREREFUNDED BONDS
3.31% of Net Assets
Memphis TN Electric System Revenue - Series A	5.000%	12/01/2015	Aa2/AA+*/AAA@	$300,000	$328,884

					328,884
HOSPITAL AND HEALTHCARE REVENUE BONDS
1.01% of Net Assets
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*/AA-@	100,000	100,009

					100,009

Total Investments (cost $9,337,268) (See (a) below for further explanation) 98.76% of Net Assets					$9,800,935

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$476,238
Unrealized depreciation	(12,571)

Net unrealized appreciation	$463,667

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Municipal Bond
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	9,800,935
Level 3	Significant Unobservable Inputs	—

$9,800,935

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
INSURED MUNICIPAL BONDS
23.74% of Net Assets
Armstrong School District PA Build America – Series A	7.000%	03/15/2041	AA+*	750,000	848,633
Ashland KY Independent School District Build America	6.200	08/01/2029	Aa3	100,000	111,604
Bexar County TX Revenue Bonds Venue Project – Series B	6.980	08/15/2032	Aa1/AA+*/A+@	250,000	306,615
Coffee County TN Public Building Authority Build America	7.200	06/01/2044	AA+*	250,000	284,315
Decatur GA Urban Redevelopment Agency Revenue Build America	6.920	01/01/2038	Aa2/AA+*	150,000	165,956
Lincoln AL Build America Bonds Recovery Zone Economic Development	6.800	06/01/2040	AA+*	500,000	537,870
Mesa State College CO Auxiliary Facilities Build America	6.746	05/15/2042	Aa2/AA-*	100,000	124,633
North Fort Bend Water Authority TX Water System Revenue	6.018	12/15/2035	Aa3/AA+*/A+@	250,000	276,545
Scottsboro AL Build America	6.400	11/01/2040	Aa3/AA+*	250,000	268,495
Selma AL Taxable Pension Obligation Warrants	5.820	07/01/2031	AA+*	350,000	379,785

					3,304,451
GENERAL OBLIGATION BONDS
20.48% of Net Assets
Carroll TX Independent School District Build America	6.676	02/15/2034	Aa2/AA+*	100,000	114,874
Circleville OH City School District Build America	6.300	11/01/2040	Aa2	100,000	109,932
East Bethel MN Build America Bonds Utilities – Series B	7.000	02/01/2040	Aa3	250,000	293,028
Edgewood OH City School District Build America	7.500	12/01/2037	Aa3/A+*	100,000	114,638
Jefferson County TN Build America	6.625	06/01/2040	Aa3/A+*	250,000	286,760
Montgomery AL Build America Recovery Zone Economic	5.600	02/01/2035	Aa2/AA+*	500,000	520,900
New York NY Build America	5.968	03/01/2036	Aa2/AA*/AA@	100,000	121,444
Pigeon Forge TN Build America Recovery Zone Economic	7.125	06/01/2040	AA*	300,000	362,889
Sarasota County FL Capital Improvement Revenue Build America	7.016	10/01/2040	AA+*/AA+@	710,000	821,108
Talladega County AL Build America Recovery Zone	5.600	04/01/2040	Aa3	100,000	105,174

					2,850,747
CERTIFICATES OF PARTICIPATION BONDS (UNINSURED)
17.62% of Net Assets
CO State Building Excellent Schools Today Certificates of Participation	7.017	03/15/2031	Aa2/AA-*	400,000	459,880
Grand Junction CO Certificates of Participation Build America	7.500	12/01/2030	A+*	500,000	595,460
Pennington County SD Certificates of Participation Build America	7.200	06/01/2037	Aa2	750,000	836,775
Sedalia MO Certificates of Participation Build America	7.300	06/01/2035	AA+*	500,000	560,980

					2,453,095
LEASE REVENUE BONDS
16.68% of Net Assets
Buncombe County NC Limited Obligation Build America	6.800	06/01/2030	Aa2/AA*	250,000	296,605
Downtown Smyrna Development Authority GA	6.900	02/01/2035	Aa2/AA+*	250,000	285,668
KY State Property & Buildings Build America – Series C	5.921	11/01/2030	Aa3/A+*/AA-@	250,000	274,195
Metropolitan Government Nashville & Davidson County TN Build America	7.431	07/01/2043	A1/A*/AA-@	90,000	111,177
OK Development Finance Authority Lease Revenue Taxable	5.650	06/01/2041	AA*/AA@	410,000	442,935
Omaha NE Sewer Revenue Build America	6.191	12/01/2040	Aa2/AA*	400,000	429,792
West Knox Utilities District Knox County TN Water & Sewer	6.900	06/01/2040	AA+*	400,000	482,112

					2,322,484
MUNICIPAL UTILITY REVENUE BONDS
12.66% of Net Assets
Altoona PA Water Authority Sewer Revenue Build America	7.064	12/01/2040	AA+*	500,000	567,240
Gainesville FL Utilities System Revenue Build America	6.024	10/01/2040	Aa2/AA*/AA@	250,000	298,530
Heber Light & Power Company UT Electric Revenue Build America	7.000	12/15/2030	Aa3/AA-@	500,000	538,220
Metropolitan Government Nashville & Davidson County TN Water	6.693	07/01/2041	Aa3/AA-*	200,000	247,412
York County VA Sewer Revenue Build America	6.607	06/01/2040	Aa3	100,000	111,408

					1,762,810
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.74% of Net Assets
Maine Health & Higher Educational Facilities Authority	6.667	07/01/2039	Aa2	100,000	129,752
University NC Chapel Hill Hospital Revenue Build America	6.329	02/01/2031	Aa3/AA-*	250,000	285,550
University NC Wilmington Revenue Build America	5.870	01/01/2035	A1	100,000	104,987

					520,289
TURNPIKE ROAD REVENUE
2.37% of Net Assets
FL State Turnpike Authority Turnpike Revenue Build America	6.800%	07/01/2039	Aa1/AA-*0/AA-@	$300,000	$329,673

					329,673

Total Investments (cost $12,131,477) (See (a) below for further explanation) 97.29% of Net Assets					$13,543,547

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
(All other ratings by Moody’s Investors Service, Inc.)
NR	Not Rated

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows

Unrealized appreciation	$1,412,070
Unrealized depreciation	—

Net unrealized appreciation	$1,412,070

DUPREE MUTUAL FUNDS - TAXABLE MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

Taxable Municipal Bonds — 100%

September 30, 2011

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Taxable Municipal Bonds
Level 1	Quoted Prices	$
Level 2	Other Significant Observable Inputs		13,543,547
Level 3	Significant Unobservable Inputs		—

$13,543,547

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

September 30, 2011

Bond Description	Coupon	Maturity Date	Rating	Par Value	Fair Value
FEDERAL FARM CREDIT
59.56% of Net Assets
Federal Farm Credit Bank	5.840%	07/20/2022	Aaa/AA+*/AAA@	$2,650,000	$3,366,503
Federal Farm Credit Bank	5.250	05/10/2022	Aaa/AA+*/AAA@	2,000,000	2,479,030
Federal Farm Credit Bank	5.125	11/28/2022	Aaa/AA+*/AAA@	2,000,000	2,428,909
Federal Farm Credit Bank	3.850	05/20/2021	Aaa/AA+*	500,000	516,404
Federal Farm Credit Bank	5.300	06/24/2014	Aaa/AA+*/AAA@	1,550,000	1,746,245
Federal Farm Credit Bank	5.250	10/25/2022	Aaa/AA+*/AAA@	1,500,000	1,846,755
Federal Farm Credit Bank	5.875	08/16/2021	Aaa/AA+*/AAA@	1,900,000	2,060,617
Federal Farm Credit Bank	5.050	12/21/2021	Aaa/AA+*/AAA@	370,000	447,355
Federal Farm Credit Bank	6.200	07/26/2022	Aaa/AA+*/AAA@	500,000	520,112

					15,411,930
FEDERAL HOME LOAN BANK
27.19% of Net Assets
Federal Home Loan Bank	7.000	08/15/2014	Aaa/AA+*	500,000	589,339
Federal Home Loan Bank	5.250	12/11/2020	Aaa/AA+*	985,000	1,198,443
Federal Home Loan Bank	5.000	12/10/2021	Aaa/AA+*	500,000	600,073
Federal Home Loan Bank	5.750	06/10/2022	Aaa/AA+*	2,000,000	2,490,330
Federal Home Loan Bank	5.550	06/19/2023	Aaa/AA+*	500,000	535,336
Federal Home Loan Bank	4.375	04/16/2020	Aaa/AA+*	1,500,000	1,522,747
Federal Home Loan Bank	4.250	05/04/2020	Aaa/AA+*	100,000	100,261

					7,036,529
FEDERAL HOME LOAN MORTGAGE
7.41% of Net Assets
Federal National Mortgage Association	8.100	08/12/2019	Aaa/AA+*/AAA@	1,000,000	1,415,404
Federal National Mortgage Association	4.000	01/26/2024	Aaa/AA+*	500,000	502,969

					1,918,373
STUDENT LOAN MARKETING ASSOCIATION
4.09% of Net Assets
Student Loan Marketing Association	7.300	08/01/2012	AAA	1,000,000	1,057,821

					1,057,821

Total Investments (cost $24,228,849) (See (a) below for further explanation) 98.25% of Net Assets					$25,424,653

*	Standard and Poor’s Corporation
@	Fitch’s Investors Service
All other ratings by Moody’s Investors Service, Inc.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$1,208,589
Unrealized depreciation	(12,785)

Net unrealized appreciation	$1,195,804

Other Information

The Fund follows Financial Accounting Stardards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”. FAS 157 established a three-tier hierarchy to priortize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2011 the inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:

	Valuation Inputs	Government Agencies
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	25,424,653
Level 3	Significant Unobservable Inputs	—

$25,424,653

DUPREE MUTUAL FUNDS - INTERMEDIATE GOVERNMENT BOND SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Securities and Agencies — 100%

September 30, 2011

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs.

The Fund generally uses a pricing vendor to provide evaluations for its investments, which are derived from the vendor’s pricing models.

Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the evaluation for a securitiy.

Item 2.	Controls and Procedures.

On October 25, 2011 the Registrant’s President and Treasurer assessed the disclosure controls and procedures to evaluate the effectiveness of the Registrant’s disclosure controls and procedures designed to ensure that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that information required to be disclosed by an investment company in the reports that it files on Form N-Q is accumulated and communicated to the investment company’s management, including its principal executive and principal financial officers or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

Further, on October 25, 2011 the Registrant’s President and Treasurer assessed the internal control over financial reporting to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that: (1) pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the investment company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the investment company are being made only in accordance with authorizations of management and trustees of the investment company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the investment company’s assets that could have a material effect on the financial statements.

The Registrant’s President and Treasurer have deemed the controls and procedures and the internal control over financial reporting effective. There were no changes in the Registrant’s disclosure controls and procedures or internal control over financial reporting that occurred during the first quarter of the fiscal year that materially affected or is reasonably likely to materially affect the Registrant’s financial statements.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dupree Mutual Funds

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  November 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dupree Mutual Funds

By:  Thomas P. Dupree, Sr., President /s/

Date:  November 2, 2011

By:  Michelle M. Dragoo, Vice President, Secretary, Treasurer /s/

Date:  November 2, 2011